Revenue from services provided to customers - Schedule of Disaggregation of Asset Management Fees And Custody Fee (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 122,865	¥ 114,136
Administration fees	55,264	53,765
Custodial fees	17,213	16,280
Total	¥ 195,342	¥ 184,181